TAX-FREE FUND FOR UTAH

                          Supplement to the Prospectus
                      For Class A Shares and Class C Shares
                     and Statement of Additional Information
                             Dated October 24, 2005


         On June 1, 2006 the Aquilasm Group of Funds launched a new mutual fund called "Aquila Three Peaks High Income Fund" ("Three Peaks"). Three Peaks is designed for long-term investors who primarily seek high current income.

         The materials in the prospectuses and Statement of Additional Information relating to the Fund's exchange privilege are supplemented as follows:

         The Board of Trustees of the Fund has approved the addition of Three Peaks to the list of Aquila funds into which shares of Tax-Free Fund For Utah may be exchanged. Similarly, shares of Three Peaks may be exchanged into shares of the Fund.

         All exchanges are subject to the terms of the Fund's exchange privilege. Before exchanging your shares into Three Peaks, or any of the other Aquila funds, you should read about and carefully consider the investment objectives, risks, charges, expenses and other information found in the fund Prospectus.


         The Prospectus is further supplemented as follows:

         The first paragraph under the caption "What is the Fund's investment strategy?" is replaced by the following:

         The Fund invests in tax-free municipal obligations which pay interest exempt from Utah state and regular Federal income taxes other than taxes on corporations. We call these "Utah Double-Exempt Obligations." These obligations consist of those issued by the State of Utah, its counties and various other local authorities and by other states and entities that do not tax interest from obligations issued by the State of Utah. At least 50% of the Fund's assets will always consist of obligations of Utah-based issuers. These obligations may be of any maturity, but the Fund's average portfolio maturity has traditionally been between 10 and 20 years.

         The second paragraph under the caption "Utah Double-Exempt Obligations" is replaced by the following:

         The obligations of non-Utah-based issuers that the Fund purchases are those issued by certain states and entities (Alaska, Florida, Indiana, Nevada, North Dakota, South Dakota, Texas, Wyoming, Washington, D.C. and Washington State) that do not tax interest from obligations issued by the State of Utah. Interest paid on these obligations is currently exempt from regular Federal and Utah income taxes other than taxes on corporations. The Fund may invest up to 50% of its net assets at the time of purchase in the obligations of these non-Utah-based issuers.

         The material under the caption "In which states can I buy shares of the Fund?" is replaced by the following:

         You may purchase shares of the Fund if you live in Utah or in one of the other states listed below.

         Dividends you receive from the Fund may be subject to state income taxes if you reside in a state other than Utah. Therefore, you should consult your tax adviser before buying shares of the Fund.

         On the date of this Prospectus, Class A Shares and Class C Shares are available in:

               * Utah * Alaska * Arizona * California * Colorado *
                Florida * Hawaii * Idaho * Indiana * Nevada * New
                Jersey * New York * North Dakota * Oregon * Rhode
                  Island * South Dakota * Texas * Washington *
                                     Wyoming

   In addition, Class A Shares are available in:

                          Washington, D.C. * Wisconsin

     The Fund and the Distributor may reject any order for the purchase of shares.


                         The date of this supplement is
                                  June 19, 2006

                             TAX-FREE FUND FOR UTAH

                          Supplement to the Prospectus
                      For Class Y Shares and Class I Shares
                     and Statement of Additional Information
                             Dated October 24, 2005


         On June 1, 2006 the Aquilasm Group of Funds launched a new mutual fund called "Aquila Three Peaks High Income Fund" ("Three Peaks"). Three Peaks is designed for long-term investors who primarily seek high current income.

         The materials in the prospectuses and Statement of Additional Information relating to the Fund's exchange privilege are supplemented as follows:

         The Board of Trustees of the Fund has approved the addition of Three Peaks to the list of Aquila funds into which shares of Tax-Free Fund For Utah may be exchanged. Similarly, shares of Three Peaks may be exchanged into shares of the Fund.

         All exchanges are subject to the terms of the Fund's exchange privilege. Before exchanging your shares into Three Peaks, or any of the other Aquila funds, you should read about and carefully consider the investment objectives, risks, charges, expenses and other information found in the fund Prospectus.


         The Prospectus is further supplemented as follows:

         The first paragraph under the caption "What is the Fund's investment strategy?" is replaced by the following:

         The Fund invests in tax-free municipal obligations which pay interest exempt from Utah state and regular Federal income taxes other than taxes on corporations. We call these "Utah Double-Exempt Obligations." These obligations consist of those issued by the State of Utah, its counties and various other local authorities and by other states and entities that do not tax interest from obligations issued by the State of Utah. At least 50% of the Fund's assets will always consist of obligations of Utah-based issuers. These obligations may be of any maturity, but the Fund's average portfolio maturity has traditionally been between 10 and 20 years.

         The second paragraph under the caption "Utah Double-Exempt Obligations" is replaced by the following:

         The obligations of non-Utah-based issuers that the Fund purchases are those issued by certain states and entities (Alaska, Florida, Indiana, Nevada, North Dakota, South Dakota, Texas, Wyoming, Washington, D.C. and Washington State) that do not tax interest from obligations issued by the State of Utah. Interest paid on these obligations is currently exempt from regular Federal and Utah income taxes other than taxes on corporations. The Fund may invest up to 50% of its net assets at the time of purchase in the obligations of these non-Utah-based issuers.

     The material under the caption "In which states can I buy shares of the Fund?" is replaced by the following:

         You may purchase shares of the Fund if you live in Utah or in one of the other states listed below.

         Dividends you receive from the Fund may be subject to state income taxes if you reside in a state other than Utah. Therefore, you should consult your tax adviser before buying shares of the Fund.


         On the date of this Prospectus, Class Y Shares and Class I Shares are available only in:

                    * Utah * Alaska * California * Colorado *
                      Florida * Hawaii * Idaho * Indiana *
                    Nevada * New York * North Dakota * Oregon
                     * Rhode Island * South Dakota * Texas *
                              Washington * Wyoming

     The Fund and the Distributor may reject any order for the purchase of shares.


                         The date of this supplement is
                                  June 19, 2006